UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07644

                       Gabelli Capital Series Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                                   ANNUAL REPORT
GABELLI CAPITAL ASSET FUND                                     TO CONTRACTOWNERS

(PHOTO OF MARIO GABELLI)

MARIO GABELLI, CFA,
PORTFOLIO MANAGER

OBJECTIVE:

Growth of capital. Current income is a secondary objective

PORTFOLIO:

At least 80% common stocks and securities convertible into common stocks

INCEPTION DATE:

May 1, 1995

NET ASSETS AT DECEMBER 31, 2008:

$108,862,763

AN UPDATE FROM FUND MANAGEMENT

In 2008, the Gabelli Capital Asset Fund (the "Fund") posted a decline of (40.43)% versus (36.99)% for the S&P 500 Index.

The collapse in economic activity in the fourth quarter was extraordinary and weighed heavily on our performance for the quarter, and hence the year, as the fourth quarter was the worst quarter for stocks in many years. This was such a miserable year, with the Dow's decline of 31.9%, its worst showing since 1931, and the S&P 500's decline of 37.0%, its poorest performance since 1937. All ten industry sectors in the S&P 500 posted declines, which might be a first. The three best performing sectors were consumer staples, down 15%, health care, down 23%, and utilities, with a decline of 29%.

Cereal maker General Mills (0.3% of net assets as of December 31, 2008) and trash collector Waste Management (1.8%) were major positive contributors to performance. Griffin Land & Nurseries (1.7%), the real estate and landscape nursery operator, was also up for the year and outperformed.

The Fund benefited from mergers and acquisitions, albeit muted, during the year. Holdings of Wm. Wrigley Jr. Co. and Rohm and Haas (0.7%) were the subjects of strategic buyouts during the year.

Several of the Fund's long-time media holdings were negatively impacted by the severe downturn in advertising with News Corp. (0.2%) Viacom (1.8%), Liberty Media (0.1%), and CBS Corp. (0.4%) among the biggest detractors from performance. One of the Fund's largest financial holdings, American Express (1.5%) suffered from its exposure to strained consumers and more costly funding, despite its premium positioning.

THE VIEWS EXPRESSED ABOVE ARE THOSE OF THE FUND'S PORTFOLIO MANAGER AS OF DECEMBER 31, 2008 AND ARE SUBJECT TO CHANGE WITHOUT NOTICE. THEY DO NOT NECESSARILY REPRESENT THE VIEWS OF GABELLI FUNDS. THE VIEWS EXPRESSED HEREIN ARE BASED ON CURRENT MARKET CONDITIONS AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY FUND, ANY INDIVIDUAL SECURITY, ANY MARKET OR MARKET SEGMENT. THE COMPOSITION OF EACH FUND'S PORTFOLIO IS SUBJECT TO CHANGE. NO RECOMMENDATION IS MADE WITH RESPECT TO ANY SECURITY DISCUSSED HEREIN.

ABOUT INFORMATION IN THIS REPORT:

- It is important to consider carefully the Fund's investment objectives, risks, fees, and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

- The S&P 500 Index is an index of 500 primarily large cap U.S. stocks, which is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.


                          GABELLI CAPITAL ASSET FUND 1

                                                                   ANNUAL REPORT
GABELLI CAPITAL ASSET FUND                                     TO CONTRACTOWNERS

TOP TEN HOLDINGS (AS OF 12/31/2008) (UNAUDITED)

                                     PERCENTAGE OF
COMPANY                            TOTAL NET ASSETS
-------                            ----------------
Diageo plc, ADR                          2.5%
Honeywell International Inc.             2.5%
The Coca-Cola Co.                        2.2%
Cablevision Systems Corp., Cl. A         2.2%
Pfizer Inc.                              2.1%
Newmont Mining Corp.                     1.9%
Allegheny Energy Inc.                    1.9%
Waste Management Inc.                    1.8%
Viacom Inc., Cl. A                       1.8%
Griffin Land & Nurseries Inc.            1.7%

SECTOR WEIGHTINGS (PERCENTAGE OF TOTAL NET ASSETS AS OF 12/31/2008) (UNAUDITED)

                                  (PIE CHART)

Aviation: Parts And Services    3.6%
Other                          34.4%
Food And Beverage              13.5%
Energy And Utilities           10.4%
Financial Services              6.3%
Diversified Industrial          7.0%
Entertainment                   6.9%
Retail                          4.0%
Equipment And Supplies          5.3%
Health Care                     4.3%
Cable And Satellite             4.3%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/2008)

                                1        5        10     SINCE INCEPTION
                                YR       YRS      YRS        5/1/1995
                             -------   ------   ------   ---------------
Gabelli Capital Asset Fund   (40.43)%  (1.35)%   3.47%        7.52%
S&P 500 Index                (36.99)%  (2.19)%  (1.38)%       6.06%

ABOUT INFORMATION IN THIS REPORT:

ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.


                          2 GABELLI CAPITAL ASSET FUND

                                                                   ANNUAL REPORT
GABELLI CAPITAL ASSET FUND                                     TO CONTRACTOWNERS

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (UNAUDITED)

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the S&P 500 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

                               (PERFORMANCE GRAPH)

           Gabelli Capital
              Asset Fund   S&P 500 Index
             -----------   -------------
  5/1/1995     10000           10000
12/31/1995     10835           12176
12/31/1996     12029           14970
12/31/1997     17152           19963
12/31/1998     19161           25672
12/31/1999     22956           31071
12/31/2000     24233           28244
12/31/2001     24853           24889
12/31/2002     21297           19391
12/31/2003     28848           24950
12/31/2004     33332           27662
12/31/2005     34008           29020
12/31/2006     41466           33600
12/31/2007     45252           35444
12/31/2008     26957           22333

Past performance is not predictive of future results. The S&P 500 Index is an unmanaged indicator of stock market performance.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2008. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.


                          GABELLI CAPITAL ASSET FUND 3

                                                                   ANNUAL REPORT
GABELLI CAPITAL ASSET FUND                                     TO CONTRACTOWNERS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from July 1, 2008 through December 31, 2008

EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2008.

                               BEGINNING          ENDING         ANNUALIZED     EXPENSES
                             ACCOUNT VALUE     ACCOUNT VALUE       EXPENSE    PAID DURING
                              JULY 1, 2008   DECEMBER 31, 2008      RATIO       PERIOD*
                             -------------   -----------------   ----------   -----------
GABELLI CAPITAL ASSET FUND
ACTUAL FUND RETURN             $1,000.00         $  698.70          1.17%        $5.00
HYPOTHETICAL 5% RETURN         $1,000.00         $1,019.25          1.17%        $5.94

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.


                          4 GABELLI CAPITAL ASSET FUND

Gabelli Capital Asset Fund

SCHEDULE OF INVESTMENTS

December 31, 2008

COMMON STOCKS -- 100.1%

                                                                   MARKET
SHARES                                               COST           VALUE
------                                           ------------   ------------
AEROSPACE -- 1.3%
    4,500 HEICO Corp.                            $    107,359   $    174,735
   44,000 Herley Industries Inc.+                     744,877        540,320
  150,000 Rolls-Royce Group plc+                    1,273,743        723,549
8,580,000 Rolls-Royce Group plc, Cl. C+                13,378         12,336
                                                 ------------   ------------
                                                    2,139,357      1,450,940
                                                 ------------   ------------
AGRICULTURE -- 1.3%
   50,000 Archer-Daniels-Midland Co.                1,324,216      1,441,500
      500 The Mosaic Co.                               10,688         17,300
                                                 ------------   ------------
                                                    1,334,904      1,458,800
                                                 ------------   ------------
AUTOMOTIVE -- 0.6%
   60,000 General Motors Corp.                      1,046,859        192,000
   20,000 Navistar International Corp.+               504,789        427,600
                                                 ------------   ------------
                                                    1,551,648        619,600
                                                 ------------   ------------
AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.0%
    1,000 BERU AG                                     106,336        102,863
   10,000 BorgWarner Inc.                             198,525        217,700
   32,000 CLARCOR Inc.                                295,800      1,061,760
   85,000 Earl Scheib Inc.+                           483,196         52,700
   30,000 Midas Inc.+                                 555,276        314,700
   12,000 Modine Manufacturing Co.                    247,615         58,440
   20,000 Proliance International Inc.+                93,443          7,200
  100,000 Standard Motor Products Inc.                921,909        346,000
                                                 ------------   ------------
                                                    2,902,100      2,161,363
                                                 ------------   ------------
AVIATION: PARTS AND SERVICES -- 3.6%
   34,000 Curtiss-Wright Corp.                        491,261      1,135,260
   80,000 GenCorp Inc.+                               747,293        294,400
   50,000 Kaman Corp.                                 623,073        906,500
   26,000 Precision Castparts Corp.                   800,795      1,546,480
  115,000 The Fairchild Corp., Cl. A+                 424,824         34,500
                                                 ------------   ------------
                                                    3,087,246      3,917,140
                                                 ------------   ------------
BROADCASTING -- 2.0%
   50,000 CBS Corp., Cl. A                            985,124        412,000
   10,000 Cogeco Inc.                                 195,072        201,701
   54,000 Fisher Communications Inc.                2,673,403      1,114,560
  115,000 Gray Television Inc.                        832,255         46,000
   18,000 Liberty Media Corp. -
             Capital, Cl. A+                          150,773         84,780
   70,000 LIN TV Corp., Cl. A+                        627,707         76,300
   80,000 Sinclair Broadcast Group Inc., Cl. A        672,744        248,000
                                                 ------------   ------------
                                                    6,137,078      2,183,341
                                                 ------------   ------------
BUSINESS SERVICES -- 2.1%
    2,500 Ascent Media Corp., Cl. A+                   43,340         54,600
   40,000 Diebold Inc.                              1,500,622      1,123,600
   55,000 Intermec Inc.+                            1,046,429        730,400
   75,000 Nashua Corp.+                               623,470        393,750
                                                 ------------   ------------
                                                    3,213,861      2,302,350
                                                 ------------   ------------
CABLE AND SATELLITE -- 4.3%
    5,000 Adelphia Communications Corp.,
             Cl. A+ (a)                                 5,250              0
    5,000 Adelphia Communications Corp.,
             Cl. A, Escrow+ (a)                             0              0
    5,000 Adelphia Recovery Trust+                          0              2
  140,000 Cablevision Systems Corp.,
             Cl. A                                    913,899      2,357,600

                                                                   MARKET
SHARES                                               COST           VALUE
------                                           ------------   ------------
   10,000 DISH Network Corp., Cl. A+             $    241,539   $    110,900
    2,000 EchoStar Corp., Cl. A+                       53,021         29,740
   25,000 Liberty Global Inc., Cl. A+                 363,484        398,000
    9,315 Liberty Global Inc., Cl. C+                 155,984        141,402
    5,000 Scripps Networks Interactive Inc.,
             Cl. A                                    212,424        110,000
   65,000 The DIRECTV Group Inc.+                   1,540,273      1,489,150
                                                 ------------   ------------
                                                    3,485,874      4,636,794
                                                 ------------   ------------
COMMUNICATIONS EQUIPMENT -- 1.7%
   78,000 Corning Inc.                                505,460        743,340
   43,000 Nortel Networks Corp.,
             New York+                                141,799         11,180
   44,000 Thomas & Betts Corp.+                     1,047,018      1,056,880
                                                 ------------   ------------
                                                    1,694,277      1,811,400
                                                 ------------   ------------
COMPUTER SOFTWARE AND SERVICES -- 1.4%
  125,000 Furmanite Corp.+                            434,644        673,750
    4,000 NCR Corp.+                                  108,982         56,560
   64,000 Yahoo! Inc.+                              1,995,758        780,800
                                                 ------------   ------------
                                                    2,539,384      1,511,110
                                                 ------------   ------------
CONSUMER PRODUCTS -- 1.5%
   15,000 Pactiv Corp.+                               152,305        373,200
   14,000 Procter & Gamble Co.                        892,133        865,480
    7,000 Revlon Inc., Cl. A+                         184,193         46,690
   65,000 Schiff Nutrition International Inc.+        178,934        388,050
                                                 ------------   ------------
                                                    1,407,565      1,673,420
                                                 ------------   ------------
CONSUMER SERVICES -- 1.5%
    5,000 Liberty Media Corp. -
             Interactive, Cl. A+                       93,974         15,600
   88,000 Rollins Inc.                                453,101      1,591,040
                                                 ------------   ------------
                                                      547,075      1,606,640
                                                 ------------   ------------
DIVERSIFIED INDUSTRIAL -- 7.0%
   29,000 Ampco-Pittsburgh Corp.                      469,223        629,300
   70,000 Baldor Electric Co.                       2,306,374      1,249,500
   25,000 Cooper Industries Ltd., Cl. A               814,394        730,750
   30,000 Crane Co.                                   605,650        517,200
    4,000 Greif Inc., Cl. A                            46,099        133,720
   82,000 Honeywell International Inc.              2,497,596      2,692,060
   24,000 ITT Corp.                                 1,081,200      1,103,760
   23,000 Katy Industries Inc.+                        62,153         26,450
   65,000 Myers Industries Inc.                       693,228        520,000
                                                 ------------   ------------
                                                    8,575,917      7,602,740
                                                 ------------   ------------
ELECTRONICS -- 1.6%
   30,000 Cypress Semiconductor Corp.+                130,598        134,100
   20,000 Intel Corp.                                 416,200        293,200
   30,000 LSI Corp.+                                  154,117         98,700
   75,000 Texas Instruments Inc.                    1,772,274      1,164,000
                                                 ------------   ------------
                                                    2,473,189      1,690,000
                                                 ------------   ------------
ENERGY AND UTILITIES -- 10.4%
   60,000 Allegheny Energy Inc.                       601,525      2,031,600
   13,000 Cameron International Corp.+                187,927        266,500
    9,000 Chevron Corp.                               562,320        665,730
   22,000 ConocoPhillips                              615,765      1,139,600
   10,000 Devon Energy Corp.                          322,357        657,100
   38,000 DPL Inc.                                  1,032,670        867,920
   90,000 El Paso Corp.                               807,999        704,700

                See accompanying notes to financial statements.

Gabelli Capital Asset Fund

December 31, 2008

                                                                   MARKET
SHARES                                               COST           VALUE
------                                           ------------   ------------
ENERGY AND UTILITIES (CONTINUED)
   27,000 El Paso Electric Co.+                  $    242,555   $    488,430
   16,000 Exxon Mobil Corp.                           589,965      1,277,280
    6,500 Florida Public Utilities Co.                 51,350         68,315
   15,408 Great Plains Energy Inc.                    399,375        297,837
   20,000 Mirant Corp., Escrow+ (a)                         0              0
   27,000 NSTAR                                       642,662        985,230
   17,000 Progress Energy Inc., CVO+ (a)                7,800          5,610
   15,000 Royal Dutch Shell plc, Cl. A, ADR           937,915        794,100
   75,000 RPC Inc.                                    715,212        732,000
    9,000 Southwest Gas Corp.                         253,261        226,980
    3,291 Sunpower Corp., Cl. B+                      187,651        100,178
                                                 ------------   ------------
                                                    8,158,309     11,309,110
                                                 ------------   ------------
ENTERTAINMENT -- 6.9%
   25,000 Discovery Communications Inc.,
             Cl. A+                                   229,703        354,000
   25,000 Discovery Communications Inc.,
             Cl. C+                                   160,359        334,750
  100,000 Grupo Televisa SA, ADR                    1,404,653      1,494,000
   72,000 Liberty Media Corp. -
             Entertainment, Cl. A+                    791,557      1,258,560
  140,000 Time Warner Inc.                          2,239,377      1,408,400
   95,000 Viacom Inc., Cl. A+                       3,980,097      1,911,400
   25,000 Vivendi                                     833,081        808,486
                                                 ------------   ------------
                                                    9,638,827      7,569,596
                                                 ------------   ------------
ENVIRONMENTAL SERVICES -- 1.8%
   60,000 Waste Management Inc.                     2,096,890      1,988,400
                                                 ------------   ------------
EQUIPMENT AND SUPPLIES -- 5.3%
   32,000 AMETEK Inc.                                 218,856        966,720
   38,000 Baldwin Technology Co. Inc., Cl. A+          52,525         60,800
   16,000 Belden Inc.                                 244,993        334,080
   40,000 Capstone Turbine Corp.+                      70,880         33,600
   15,000 CIRCOR International Inc.                   496,757        412,500
  120,000 CTS Corp.                                 1,040,515        661,200
   12,000 Flowserve Corp.                             294,857        618,000
   14,500 Franklin Electric Co. Inc.                  144,478        407,595
   40,000 GrafTech International Ltd.+                352,242        332,800
   40,000 IDEX Corp.                                  753,182        966,000
   46,000 L.S. Starrett Co., Cl. A                    677,849        740,600
    1,000 Robbins & Myers Inc.                         20,783         16,170
   13,000 The Eastern Co.                             119,954        111,800
    6,000 Watts Water Technologies Inc., Cl. A         82,477        149,820
                                                 ------------   ------------
                                                    4,570,348      5,811,685
                                                 ------------   ------------
FINANCIAL SERVICES -- 6.3%
   90,000 American Express Co.                      2,813,015      1,669,500
   12,000 Argo Group International
             Holdings Ltd.+                           339,230        407,040
   20,000 BKF Capital Group Inc.                      102,267         16,000
   68,000 Citigroup Inc.                            2,216,727        456,280
   12,000 Deutsche Bank AG                            691,279        488,280
  150,000 Epoch Holding Corp.                         362,726      1,138,500
    6,350 JPMorgan Chase & Co.                        263,889        200,215
   40,000 Marsh & McLennan Companies Inc.           1,190,259        970,800

                                                                   MARKET
SHARES                                               COST           VALUE
------                                           ------------   ------------
   20,151 The Bank of New York Mellon Corp.      $    664,517   $    570,878
   30,000 Wells Fargo & Co.                           900,652        884,400
                                                 ------------   ------------
                                                    9,544,561      6,801,893
                                                 ------------   ------------
FOOD AND BEVERAGE -- 13.5%
   28,000 Brown-Forman Corp., Cl. A                   716,621      1,417,360
    6,250 Brown-Forman Corp., Cl. B                   193,489        321,812
   37,000 Cadbury plc, ADR                          2,149,249      1,319,790
   15,000 Corn Products International Inc.            286,480        432,750
   48,000 Diageo plc, ADR                           1,921,883      2,723,520
   20,000 Dr. Pepper Snapple Group Inc.+              568,746        325,000
   20,000 Fomento Economico Mexicano
             SAB de CV, ADR                           673,389        602,600
    5,000 General Mills Inc.                          247,450        303,750
  140,000 Groupe Danone, ADR                        1,505,770      1,691,200
    5,000 H.J. Heinz Co.                              157,866        188,000
   90,000 PepsiAmericas Inc.                        1,656,875      1,832,400
   54,000 The Coca-Cola Co.                         2,344,478      2,444,580
    8,000 The Hershey Co.                             299,455        277,920
   32,001 Tootsie Roll Industries Inc.                564,005        819,546
                                                 ------------   ------------
                                                   13,285,756     14,700,228
                                                 ------------   ------------
HEALTH CARE -- 4.3%
  110,000 Advanced Medical Optics Inc.+             2,296,096        727,100
   95,000 Boston Scientific Corp.+                  1,317,435        735,300
    1,000 DENTSPLY International Inc.                  21,925         28,240
    6,000 Henry Schein Inc.+                          190,312        220,140
    6,000 Laboratory Corp. of America
             Holdings+                                425,913        386,460
    4,000 Life Technologies Corp.+                     69,870         93,240
   10,000 Patterson Companies Inc.+                   293,978        187,500
  130,000 Pfizer Inc.                               3,442,329      2,302,300
                                                 ------------   ------------
                                                    8,057,858      4,680,280
                                                 ------------   ------------
HOTELS AND GAMING -- 2.1%
   40,000 Boyd Gaming Corp.                           596,065        189,200
   16,000 Canterbury Park Holding Corp.               201,300         94,560
   19,800 Churchill Downs Inc.                        797,510        800,316
    2,000 Dover Downs Gaming &
             Entertainment Inc.                        12,605          6,360
   70,000 Dover Motorsports Inc.                      446,303         91,000
   14,000 Gaylord Entertainment Co.+                  394,352        151,760
   14,000 International Game Technology               365,678        166,460
   50,000 Las Vegas Sands Corp.+                      820,709        296,500
   35,000 MGM Mirage+                               1,614,162        481,600
                                                 ------------   ------------
                                                    5,248,684      2,277,756
                                                 ------------   ------------
MACHINERY -- 1.1%
   50,000 CNH Global NV                               951,228        780,000
   12,000 Deere & Co.                                 365,420        459,840
                                                 ------------   ------------
                                                    1,316,648      1,239,840
                                                 ------------   ------------
MANUFACTURED HOUSING AND RECREATIONAL
   VEHICLES -- 0.2%
    4,000 Cavco Industries Inc.+                      113,920        107,560
   50,000 Champion Enterprises Inc.+                  428,275         28,000
    4,000 Skyline Corp.                               144,238         79,960
                                                 ------------   ------------
                                                      686,433        215,520
                                                 ------------   ------------

                See accompanying notes to financial statements.

Gabelli Capital Asset Fund

December 31, 2008

                                                                   MARKET
SHARES                                               COST           VALUE
------                                           ------------   ------------
METALS AND MINING -- 2.2%
   15,000 Freeport-McMoRan Copper & Gold Inc.    $    636,573   $    366,600
   50,000 Newmont Mining Corp.                      2,089,093      2,035,000
                                                 ------------   ------------
                                                    2,725,666      2,401,600
                                                 ------------   ------------
PUBLISHING -- 0.5%
   80,000 Journal Communications Inc., Cl. A          773,811        196,000
   40,000 Media General Inc., Cl. A                    67,400         70,000
    7,000 Meredith Corp.                              150,900        119,840
   20,000 News Corp., Cl. A                           284,866        181,800
   10,000 The E.W. Scripps Co., Cl. A                  72,850         22,100
                                                 ------------   ------------
                                                    1,349,827        589,740
                                                 ------------   ------------
REAL ESTATE -- 1.7%
   50,000 Griffin Land & Nurseries Inc.               753,028      1,843,000
                                                 ------------   ------------
RETAIL -- 4.0%
   32,000 Aaron Rents Inc., Cl. A                     266,360        702,400
   50,000 CVS Caremark Corp.                        1,838,475      1,437,000
   10,000 Ingles Markets Inc., Cl. A                  125,475        175,900
   15,000 Safeway Inc.                                307,433        356,550
   10,000 The Great Atlantic &
             Pacific Tea Co. Inc.+                    109,631         62,700
   64,000 Walgreen Co.                              2,359,758      1,578,880
                                                 ------------   ------------
                                                    5,007,132      4,313,430
                                                 ------------   ------------
SPECIALTY CHEMICALS -- 3.5%
   70,000 Ferro Corp.                               1,446,718        493,500
   45,000 Hawkins Inc.                                627,063        688,050
   22,000 International Flavors &
             Fragrances Inc.                        1,051,207        653,840
  130,000 Omnova Solutions Inc.+                      838,833         84,500
    5,000 Quaker Chemical Corp.                        87,063         82,250
   13,000 Rohm and Haas Co.                           677,644        803,270
   40,000 Sensient Technologies Corp.                 843,930        955,200
                                                 ------------   ------------
                                                    5,572,458      3,760,610
                                                 ------------   ------------
TELECOMMUNICATIONS -- 2.5%
  220,000 Cincinnati Bell Inc.+                     1,085,157        424,600
   17,000 Nortel Networks Corp., Toronto+             724,875          4,407
   80,000 Qwest Communications
             International Inc.                       423,450        291,200
   12,000 Rogers Communications Inc., Cl. B           164,214        360,960
  160,000 Sprint Nextel Corp.+                      2,159,237        292,800
   30,000 Telephone & Data Systems Inc.             1,107,385        952,500
    8,000 Telephone & Data Systems Inc.,
             Special                                  239,516        224,800
    5,000 Verizon Communications Inc.                 166,104        169,500
                                                 ------------   ------------
                                                    6,069,938      2,720,767
                                                 ------------   ------------
TRANSPORTATION -- 0.4%
   15,000 GATX Corp.                                  602,933        464,550
                                                 ------------   ------------
WIRELESS COMMUNICATIONS -- 1.5%
   30,000 Price Communications Corp.,
             Escrow+ (a)                                    0              0
   38,000 United States Cellular Corp.+             1,446,637      1,643,120
                                                 ------------   ------------
                                                    1,446,637      1,643,120
                                                 ------------   ------------
             TOTAL COMMON STOCKS                  127,221,408    108,956,763
                                                 ------------   ------------

                                                                   MARKET
SHARES                                               COST           VALUE
------                                           ------------   ------------
WARRANTS -- 0.0%
ENERGY AND UTILITIES -- 0.0%
    1,000 Mirant Corp., Ser. A,
             expire 01/03/11+                    $      2,199   $      3,500
                                                 ------------   ------------
TOTAL INVESTMENTS -- 100.1%                      $127,223,607    108,960,263
OTHER ASSETS AND LIABILITIES (NET) -- (0.1)%                         (97,500)
                                                                ------------
NET ASSETS -- 100.0%                                            $108,862,763
                                                                ------------

(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2008, the market value of fair valued securities amounted to $5,610 or 0.01% of net assets.

+    Non-income producing security.

ADR - American Depositary Receipt
CVO - Contingent Value Obligation

                 See accompanying notes to financial statements.

Gabelli Capital Asset Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS:
   Investments, at value (cost $127,223,607)         $108,960,263
   Foreign currency, at value (cost $20)                       18
   Cash                                                       793
   Receivable for investments sold                         67,245
   Receivable for Fund shares sold                        284,675
   Dividends receivable                                   160,989
   Prepaid expense                                          5,492
                                                     ------------
   TOTAL ASSETS                                       109,479,475
                                                     ------------
LIABILITIES:
   Payable for investments purchased                       67,400
   Payable for Fund shares redeemed                       224,460
   Payable for investment management fees                  88,308
   Payable for accounting fees                              7,501
   Payable for legal and audit fees                        52,754
   Line of credit payable                                 150,000
   Other accrued expenses                                  26,289
                                                     ------------
   TOTAL LIABILITIES                                      616,712
                                                     ------------
   NET ASSETS applicable to 10,014,447
      shares outstanding                             $108,862,763
                                                     ============
NET ASSETS CONSIST OF:
   Paid-in capital, at $0.001 par value              $132,452,129
   Accumulated net realized loss on investments
      and foreign currency transactions                (5,326,020)
   Net unrealized depreciation on investments         (18,263,344)
   Net unrealized depreciation on foreign
      currency translations                                    (2)
                                                     ------------
   NET ASSETS                                        $108,862,763
                                                     ============
   NET ASSET VALUE, offering, and redemption price
      per share ($108,862,763 / 10,014,447 shares
      outstanding; 500,000,000 shares authorized)          $10.87
                                                     ============

STATEMENT OF OPERATIONS

For the Year Ended
December 31, 2008

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $40,562)       $  3,248,720
   Interest                                                 8,101
                                                     ------------
TOTAL INVESTMENT INCOME                                 3,256,821
                                                     ------------
EXPENSES:
   Management fees                                      1,701,400
   Legal and audit fees                                    69,683
   Accounting fees                                         45,000
   Custodian fees                                          36,657
   Directors' fees                                         23,343
   Shareholder communications expenses                     20,558
   Shareholder services fees                               18,443
   Interest expense                                        18,186
   Miscellaneous expenses                                  31,069
                                                     ------------
   TOTAL EXPENSES                                       1,964,339
   Less: Custodian fee credits                               (236)
                                                     ------------
   NET EXPENSES                                         1,964,103
                                                     ------------
   NET INVESTMENT INCOME                                1,292,718
                                                     ------------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized loss on investments                      (923,685)
   Net realized loss on foreign
      currency transactions                                  (320)
                                                     ------------
   Net realized loss on investments and
      foreign currency transactions                      (924,005)
                                                     ------------
   Net change in unrealized appreciation/
      (depreciation) on investments                   (83,762,977)
   Net change in unrealized appreciation/
      (depreciation) on foreign
      currency translations                                  (248)
                                                     ------------
   Net change in unrealized appreciation/
      (depreciation) on investments and
      foreign currency translations                   (83,763,225)
                                                     ------------
   NET REALIZED AND UNREALIZED LOSS
      ON INVESTMENTS AND FOREIGN CURRENCY             (84,687,230)
                                                     ------------
   NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                      $(83,394,512)
                                                     ============

                See accompanying notes to financial statements.

Gabelli Capital Asset Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED           YEAR ENDED
                                                                               DECEMBER 31, 2008   DECEMBER 31, 2007
                                                                               -----------------   -----------------
OPERATIONS:
   Net investment income                                                         $   1,292,718       $  1,094,241
   Net realized gain/(loss) on investments and foreign currency transactions          (924,005)        18,478,201
   Net change in unrealized appreciation/(depreciation) on investments
      and foreign currency translations                                            (83,763,225)         1,794,539
                                                                                 -------------       ------------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 (83,394,512)        21,366,981
                                                                                 -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                                            (1,292,835)        (1,085,270)
   Net realized gain                                                                  (989,215)       (17,236,080)
   Return of capital                                                                        --            (43,265)
                                                                                 -------------       ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                              (2,282,050)       (18,364,615)
                                                                                 -------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Net decrease in net assets from capital share transactions                      (34,404,626)        (8,472,068)
                                                                                 -------------       ------------
   NET DECREASE IN NET ASSETS                                                     (120,081,188)        (5,469,702)
NET ASSETS:
   Beginning of period                                                             228,943,951        234,413,653
                                                                                 -------------       ------------
   End of period (including undistributed net investment income of
      $0 and $0, respectively)                                                   $ 108,862,763       $228,943,951
                                                                                 =============       ============

                See accompanying notes to financial statements.

Gabelli Capital Asset Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                                                               YEAR ENDED DECEMBER 31,
                                                            ----------------------------------------------------------
                                                              2008         2007         2006         2005       2004
                                                            --------     --------     --------     --------   --------
OPERATING PERFORMANCE:
   Net asset value, beginning of period                     $  18.66     $  18.58     $  17.40     $  18.28   $  16.44
                                                            --------     --------     --------     --------   --------
   Net investment income                                        0.12         0.10         0.06         0.05       0.06
   Net realized and unrealized gain/(loss) on investments      (7.68)        1.61         3.77         0.33       2.50
                                                            --------     --------     --------     --------   --------
   Total from investment operations                            (7.56)        1.71         3.83         0.38       2.56
                                                            --------     --------     --------     --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                       (0.13)       (0.10)       (0.06)       (0.05)     (0.06)
   Net realized gain on investments                            (0.10)       (1.53)       (2.59)       (1.21)     (0.66)
   Return of capital                                              --        (0.00)(c)    (0.00)(c)       --         --
                                                            --------     --------     --------     --------   --------
   Total distributions                                         (0.23)       (1.63)       (2.65)       (1.26)     (0.72)
                                                            --------     --------     --------     --------   --------
NET ASSET VALUE, END OF PERIOD                              $  10.87     $  18.66     $  18.58     $  17.40   $  18.28
                                                            --------     --------     --------     --------   --------
TOTAL RETURN +                                                 (40.4)%        9.1%        21.9%         2.0%      15.5%
                                                            ========     ========     ========     ========   ========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's)                     $108,863     $228,944     $234,414     $219,127   $240,035
   Ratio of net investment income to average net assets         0.76%        0.45%        0.28%        0.26%      0.34%
   Ratio of operating expenses to average net assets            1.15%(a)     1.10%        1.10%(b)     1.10%      1.10%
   Portfolio turnover rate ++                                     11%          24%          40%          25%        27%

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2005, and 2004 would have been 33%, 28%, and 37%, respectively. The portfolio turnover rate for the year ended 2006 would have been as shown.

(a) The Fund incurred interest expense during the year ended December 31, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.14%.

(b) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the year ended December 31, 2006 would have been 1.09%. For the years ended December 31, 2008 and 2007, the effect of the custodian fee credits was minimal.

(c)  Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

Gabelli Capital Asset Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

1.   ORGANIZATION

     The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. (the "Company"), which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. ("Guardian") and other selected insurance companies.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

     Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                INVESTMENTS IN
                                                  SECURITIES
                                                (MARKET VALUE)
VALUATION INPUTS                                    ASSETS
----------------                                --------------
Level 1 - Quoted Prices                          $108,942,317
Level 2 - Other Significant Observable Inputs          12,336
Level 3 - Significant Unobservable Inputs               5,610
                                                 ------------
TOTAL                                            $108,960,263
                                                 ============

Gabelli Capital Asset Fund

December 31, 2008

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                       INVESTMENTS IN
                                                         SECURITIES
                                                       (MARKET VALUE)
                                                       --------------
BALANCE AS OF 12/31/07                                    $   5,610
Accrued discounts/(premiums)                                     --
Realized gain/(loss)                                       (144,933)
Change in unrealized appreciation/(depreciation)+           144,935
Net purchases/(sales)                                             0
Transfers in and/or out of Level 3                               (2)
                                                          ---------
BALANCE AS OF 12/31/08                                    $   5,610
                                                          =========
Net change in unrealized appreciation/(depreciation)
   during the period on Level 3 investments held at
   12/31/08+                                              $       0
                                                          ---------

----------
+ Net change in unrealized appreciation/(depreciation) is included in the related amounts on investments in the Statement of Operations.

     In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

FOREIGN CURRENCY TRANSLATIONS

     The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

FOREIGN SECURITIES

     The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES

     The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

EXPENSES

     Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE

     When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and

Gabelli Capital Asset Fund

December 31, 2008

differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value ("NAV") per share of the Fund. For the year ended December 31, 2008, reclassifications were made to decrease accumulated distributions in excess of net investment income by $117 and to increase accumulated net realized loss on investments and foreign currency transactions by $117.

     The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

                               YEAR ENDED     YEAR ENDED
                              DECEMBER 31,   DECEMBER 31,
                                  2008           2007
                              ------------   ------------
DISTRIBUTIONS PAID FROM:
Ordinary income                $1,292,398    $ 2,625,614
Net long-term capital gains       989,652     15,695,736
Return of capital                      --         43,265
                               ----------    -----------
Total distributions paid       $2,282,050    $18,364,615
                               ==========    ===========

PROVISION FOR INCOME TAXES

     The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

     At December 31, 2008, the difference between book basis and tax basis unrealized depreciation was primarily due to deferral of losses from wash sales for tax purposes.

     As of December 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed long-term gains                $    153,814
Net unrealized depreciation on investments
   and foreign currency translations          (23,743,180)
                                             ------------
Total                                        $(23,589,366)
                                             ============


     The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2008:

                                GROSS          GROSS            NET
                              UNREALIZED     UNREALIZED     UNREALIZED
                  COST       APPRECIATION   DEPRECIATION   DEPRECIATION
              ------------   ------------   ------------   ------------
Investments   $132,703,443    $18,982,519   $(42,725,699)  $(23,743,180)

     FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund's tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an ongoing analysis of tax laws, regulations, and interpretations thereof.

3.   AGREEMENTS WITH AFFILIATED PARTIES

     Pursuant to a management agreement (the "Management Agreement"), the Fund will pay Guardian Investor Services Corporation (the "Manager") a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, the Adviser, under the supervision of the Company's Board and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), the Fund's sub-administrator (the "Sub-Administrator"). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all Officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund's average daily net assets.

     The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.   PORTFOLIO SECURITIES

     Purchases and proceeds from the sales of securities during 2008, other than short-term securities and U.S. Government obligations aggregated $17,824,133 and $52,690,885, respectively.

     Purchases and proceeds from the sales of U.S. Government obligations during 2008, other than short-term obligations, aggregated $338,455 and $337,931, respectively.

Gabelli Capital Asset Fund

December 31, 2008

5.   TRANSACTIONS WITH AFFILIATES

     During 2008, the Fund paid brokerage commissions on security trades of $84,235 to Gabelli & Company, Inc.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser.
During 2008, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

     The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $4,081 for the year ended December 31, 2008, which is included in miscellaneous expenses in the Statement of Operations.

6.   LINE OF CREDIT

     The Fund participates in an unsecured line of credit of up to $75,000,000 from which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations. At December 31, 2008, borrowings outstanding under the line of credit amounted to $150,000.

     The average daily amount of borrowings outstanding under the line of credit in 2008 was $500,134 with a weighted average interest rate of 3.60%. The maximum amount borrowed at any time during 2008 was $7,121,000.

7.   CAPITAL STOCK TRANSACTIONS

     Transactions in shares of capital stock were as follows:


                                      Year Ended          Year Ended          Year Ended          Year Ended
                                  December 31, 2008   December 31, 2007   December 31, 2008   December 31, 2007
                                  -----------------   -----------------   -----------------   -----------------
                                                  Shares                                  Amount
                                  -------------------------------------   -------------------------------------
Shares sold                             319,154             803,368         $  4,959,818        $ 16,086,710
Shares issued upon reinvestment
   of distributions                     221,344             979,446            2,282,050          18,364,615
Shares redeemed                      (2,798,278)         (2,124,404)         (41,646,494)        (42,923,393)
                                     ----------          ----------         ------------        ------------
NET DECREASE                         (2,257,780)           (341,590)        $(34,404,626)       $ (8,472,068)
                                     ==========          ==========         ============        ============

8.   INDEMNIFICATIONS

     The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.   OTHER MATTERS

     On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC and to cease and desist from future violations of the above referenced federal securities laws. The settlement is not expected to impact the Fund and will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

     In a separate matter, on January 12, 2009, the SEC issued an administrative action approving a final settlement of a previously disclosed matter with the Adviser involving compliance with Section 19(a) of the Investment Company Act of 1940 and Rule 19a-1 thereunder by two closed-end funds. These provisions require registered investment companies when making a distribution in the nature of a dividend from sources other than net investment income to contemporaneously provide written statements to shareholders, which adequately disclose the source or sources of such distribution. While the two funds sent annual statements and provided other materials containing this information, the shareholders did not receive the notices required by Rule 19a-1 with any of the distributions that were made for 2002 and 2003. The Adviser believes that the funds have been in compliance with Section 19(a) and Rule 19a-1 since the beginning of 2004. As part of the settlement, in which the Adviser neither admits nor denies the findings by the SEC, the Adviser agreed to pay a civil monetary penalty of $450,000 and to cease and desist from causing violations of Section 19(a) and Rule 19a-1. In connection with the settlement, the SEC noted the remedial actions previously undertaken by the Adviser.

Gabelli Capital Series Fund, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF GABELLI CAPITAL SERIES FUNDS, INC.

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Capital Asset Fund (the "Fund"), a series of Gabelli Capital Series Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Gabelli Capital Asset Fund, a series of Gabelli Capital Series Funds, Inc., at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


(Ernst & Young LLP)

Philadelphia, Pennsylvania
February 24, 2009

Gabelli Capital Asset Fund

ADDITIONAL INFORMATION (UNAUDITED)

     The business and affairs of the Fund are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and Officers and is available without charge, upon request, by writing to Gabelli Capital Series Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

                                             NUMBER OF
                              TERM OF        FUNDS IN
                            OFFICE AND     FUND COMPLEX
   NAME, POSITION(S)      LENGTH OF TIME    OVERSEEN BY              PRINCIPAL OCCUPATION(S)                OTHER DIRECTORSHIPS
  ADDRESS(1) AND AGE         SERVED(2)       DIRECTOR                 DURING PAST FIVE YEARS                 HELD BY DIRECTOR(4)
-----------------------   --------------   ------------   --------------------------------------------   -------------------------
INTERESTED DIRECTORS(3)

Mario J. Gabelli            Since 1995          26        Chairman and Chief Executive Officer of        Director of Morgan Group
Director and Chief                                        GAMCO Investors, Inc. and Chief Investment     Holdings, Inc. (holding
Investment Officer                                        Officer - Value Portfolios of Gabelli Funds,   company); Chairman of the
Age: 66                                                   LLC and GAMCO Asset Management Inc.;           Board of LICT Corp.
                                                          Director/Trustee or Chief Investment Officer   (multimedia and
                                                          of other registered investment companies in    communication services
                                                          the Gabelli/GAMCO Funds complex;               company)
                                                          Chairman and Chief Executive Officer
                                                          of GGCP, Inc.

Arthur V. Ferrara           Since 1995           8        Former Chairman of the Board and Chief                     --
Director                                                  Executive Officer of The Guardian Life
Age: 78                                                   Insurance Company of America (1993-1995)

INDEPENDENT DIRECTORS

Anthony J. Colavita         Since 1995          36        Partner in the law firm of                                 --
Director                                                  Anthony J. Colavita, P.C.
Age: 73

Anthony R. Pustorino        Since 1995          13        Certified Public Accountant; Professor         Director of The LGL
Director                                                  Emeritus, Pace University                      Group, Inc. (diversified
Age: 83                                                                                                  manufacturing)

Werner J. Roeder, MD        Since 1995          22        Medical Director of Lawrence Hospital and                  --
Director                                                  practicing private physician
Age: 68

Anthonie C. van Ekris       Since 1995          20        Chairman of BALMAC International, Inc.                     --
Director                                                  (commodities and futures trading)
Age: 74

Gabelli Capital Asset Fund

                               TERM OF
                             OFFICE AND
    NAME, POSITION(S)      LENGTH OF TIME                                    PRINCIPAL OCCUPATION(S)
   ADDRESS(1) AND AGE         SERVED(2)                                      DURING PAST FIVE YEARS
------------------------   --------------   ----------------------------------------------------------------------------------------
OFFICERS
Bruce N. Alpert              Since 1995     Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC and an
President and Secretary                     officer of all of the registered investment companies in the Gabelli/GAMCO Funds
Age: 57                                     complex. Director and President of Teton Advisors, Inc. (formerly Gabelli Advisers,
                                            Inc.) since 1998

Agnes Mullady                Since 2006     Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered
Treasurer                                   investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of
Age:50                                      U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds
                                            from 2004 through 2005; Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004

Peter D. Goldstein           Since 2004     Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance
Chief Compliance Officer                    Officer of all of the registered investment companies in the Gabelli/GAMCO Funds
Age: 55                                     complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

1.   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2.   Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

3. "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mr. Ferrara is considered an interested person because of his affiliation with The Guardian Life Insurance Company of America, which is the parent company of the Fund's Manager.

4. This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

Gabelli Capital Asset Fund

2008 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

     For the year ended December 31, 2008, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.132 per share and long-term capital gains totaling $989,652. The distributions of long-term capital gains have been designated as capital gain dividend by the Fund's Board of Directors. For the year ended December 31, 2008, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.50% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

U.S. GOVERNMENT INCOME

     The percentage of the ordinary income distribution paid by the Fund during 2008 which was derived from U.S. Treasury securities was 0.25%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Capital Asset Fund did not meet this strict requirement in 2008. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

     All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $41,500 for 2007 and $41,500 for 2008.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2008.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,100 for 2007 and $4,300 for 2008. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $69,100 for 2007 and $4,300 for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Capital Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/6/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/6/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date     3/6/09
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* Print the name and title of each signing officer under his or her signature.